Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 17,131	$ 2,654	¥ 9,366
Less: Accumulated depreciation	(7,113)	(1,102)	(4,590)
Property and equipment, net	10,018	1,552	4,776
Furniture, office equipment, fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,946	611	2,966
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,535	1,787	5,481
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,650	$ 256	¥ 919